Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ClearShares OCIO ETF | ClearShares OCIO ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.78%	12.10%	(12.24%)	13.00%	11.47%	18.33%	(7.51%)
ClearShares Ultra-Short Maturity ETF | ClearShares Ultra-Short Maturity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.31%	5.11%	1.74%	0.37%	0.65%	2.15%
ClearShares Piton Intermediate Fixed Income ETF | ClearShares Piton Intermediate Fixed Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.44%	4.56%	(7.08%)	(1.23%)